                     [CIGNA TREE LOGO GRAPHIC APPEARS HERE]



                                                         CIGNA VARIABLE PRODUCTS
                                                              S&P 500 INDEX FUND








                                                               SEMIANNUAL REPORT









                                                                   JUNE 30, 1999


               [CIGNA TREE LEAVES GRAPHIC APPEARS IN BACKGROUND]

--------------------------------------------------------------------------------
                                                                               1



DEAR SHAREHOLDERS:

We are pleased to provide this report for CIGNA Variable Products S&P 500 Index Fund (the "Fund"), covering the six months ended June 30, 1999.

THE MARKET ENVIRONMENT

U.S. equity markets traded in a narrow range during April and May, achieving negligible gains over that period. Concerns about the rapid growth in both private sector debt and the money supply increased potential for wage inflation, and a record current account deficit had all but made an interest rate increase during the June Federal Reserve Open Markets Committee meeting a fait accompli. By June, however, continuing evidence of a strong rebound in corporate profits generated by indefatigable consumer optimism, consequent demand and unmatched productivity growth propelled the S&P500 to a 7.05% return for the full quarter and a year-to-date total return of 12.38%. (Index results do not reflect brokerage charges or other investment expenses.)

Although both the first and second quarters of 1999 provided healthy performance numbers, return characteristics for the second quarter stood in stark contrast to those of the first quarter. First quarter returns exhibited a lack of breadth. Most of the performance was confined to a handful of large-capitalization growth oriented technology, financial and communications companies, consistent with a pattern that had existed for several years. By contrast, second quarter results saw many small and mid-capitalization cyclical stocks increase in value, representing a significant shift on the part of market participants. Accordingly, industry reversals were also in evidence as Aluminum, Miscellaneous Metals, Chemicals, Diversified Manufacturing and Machinery all posting better than 25% returns for the quarter while Health Care, Savings & Loans and Drugs registered loses. As further evidence of expanding market breadth the S&P MidCap Index (14.16%) and the S&P SmallCap Index (15.42%) provided returns more than double those of the S&P500 during the quarter.

FUND PERFORMANCE

After deducting expenses and allowing for the reinvestment of dividends, the Fund returned 12.27% for year to date compared to the S&P 500 Index return of 12.38%. (Index results do not reflect brokerage or other investment expenses.)

OUTLOOK

While new evidence of market breadth bodes well for further advances in equities, the market will no doubt have to draw sustenance from continued growth in corporate profits. Despite the Federal Reserve's expressed "neutrality" bias after their 25 basis point bump up in the Federal Funds rate on June 30th any reinforcement of the concerns expressed above would probably suggest further action on their part to tighten the reigns.


Sincerely,


/s/ Richard H. Forde

Richard H. Forde,
PRESIDENT
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           2
June 30, 1999 (Unaudited)

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
COMMON STOCKS - 84.9%
Microsoft Corp.*                          94,800       $  8,550
General Electric Co.                      60,700          6,859
International Business Machines Corp.     33,700          4,356
Wal-Mart Stores, Inc.                     82,600          3,985
Cisco Systems, Inc.*                      59,300          3,825
Lucent Technologies, Inc.                 56,236          3,792
Intel Corp.                               61,600          3,665
Exxon Corp.                               45,200          3,486
A T & T Corp.                             59,086          3,298
Merck & Co., Inc.                         43,800          3,241
Citigroup, Inc.                           62,988          2,992
MCI WorldCommunications, Inc.             34,509          2,970
Coca-Cola Co.                             45,800          2,862
American International Group, Inc.        22,790          2,668
Pfizer, Inc.                              24,100          2,645
Bristol-Myers Squibb Co.                  36,800          2,592
Johnson & Johnson                         24,900          2,440
Royal Dutch Petroleum Co.                 39,800          2,398
BankAmerica Corp.                         32,418          2,377
America Online, Inc.*                     20,200          2,232
Procter & Gamble Co.                      24,700          2,204
SBC Communications, Inc.                  36,206          2,100
Hewlett-Packard Co.                       18,900          1,899
Bell Atlantic Corp.                       28,694          1,876
Philip Morris Companies, Inc.             44,800          1,800
Home Depot, Inc.                          27,400          1,766
Dell Computer Corp.*                      47,300          1,750
BellSouth Corp.                           35,200          1,650
Time Warner, Inc.                         22,100          1,624
Ameritech Corp.                           20,300          1,492
Lilly (Eli) & Co.                         20,500          1,468
Schering-Plough Corp.                     27,200          1,442
Tyco International Ltd.                   15,210          1,441
du Pont (E.I.) de Nemours & Co.           20,900          1,428
Mobil Corp.                               14,400          1,426
American Home Products Corp.              24,500          1,409
Chase Manhattan Corp.                     15,784          1,367
GTE Corp.                                 18,000          1,363
Federal National Mortgage Association     19,200          1,313

                                                        MARKET
                                      NUMBER OF          VALUE
                                         SHARES          (000)
---------------------------------------------------------------
Wells Fargo & Co.                         30,560       $  1,306
Banc One Corp.                            21,819          1,300
Abbott Laboratories                       28,200          1,283
Ford Motor Co.                            22,400          1,264
Disney ( Walt) Co.                        38,200          1,177
Chevron Corp.                             12,100          1,152
Warner-Lambert Co.                        15,800          1,096
American Express Company                   8,400          1,093
Morgan Stanley, Dean Witter, Discover
  & Co.                                   10,570          1,083
Nortel Networks Corp.                     12,360          1,073
PepsiCo, Inc.                             27,300          1,056
Motorola, Inc.                            11,100          1,052
Texas Instruments, Inc.                    7,200          1,044
McDonald's Corp.                          25,100          1,037
EMC Corp.*                                18,600          1,023
Oracle Systems Corp.*                     27,018          1,003
Sun Microsystems, Inc.*                   14,300            985
Sprint Corp.                              16,100            850
Medtronic, Inc.                           10,900            849
Gillette Co.                              20,600            845
First Union Corp.                         17,928            843
MediaOne Group, Inc.*                     11,300            840
Schwab (Charles) Corp.                     7,425            816
General Motors Corp.                      12,200            805
Gap (The), Inc.                           15,863            799
Boeing Company                            18,076            799
Federal Home Loan Mortgage Corp.          12,900            748
Compaq Computer Corp.                     31,375            743
Unilever NV                               10,535            735
Xerox Corp.                               12,200            721
Allied-Signal, Inc.                       10,400            655
Minnesota Mining and Manufacturing Co.     7,500            652
United Technologies Corp.                  9,000            645
Anheuser-Busch Companies, Inc.             9,000            638
Schlumberger Ltd.                         10,000            637
Texaco, Inc.                              10,000            625
Associates First Capital Corp., Class A   13,538            600
Waste Management, Inc.                    11,132            598
CBS Corp.                                 13,300            578
Kimberly-Clark Corp.                      10,032            572


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           3
June 30, 1999 (Unaudited) (Continued)


                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Amgen, Inc.*                               9,400        $   572
Viacom, Inc., Class B*                    12,900            568
Computer Associates International, Inc.   10,112            556
Carnival Corp.                            11,400            553
U.S. West, Inc.                            9,299            546
Merrill Lynch & Co., Inc.                  6,800            544
Colgate-Palmolive Co.                      5,500            543
Walgreen Co.                              18,400            541
Enron Corp.                                6,600            540
Allstate Corp.                            14,996            538
Pharmacia & Upjohn, Inc.                   9,410            535
Comcast Corp., Class A (Special)          13,700            527
Dayton Hudson Corp.                        8,100            526
Dow Chemical Co.                           4,100            520
Emerson Electric Co.                       8,200            516
Electronic Data Systems Corp.              9,100            515
Bank of New York, Inc.                    13,900            510
Atlantic Richfield Co.                     6,100            510
Applied Materials, Inc.*                   6,800            502
Automatic Data Processing, Inc.           11,200            493
Tellabs, Inc.*                             7,200            486
Sprint Corp. (PCS Group)*                  8,200            468
U. S. Bancorp, Inc.                       13,702            466
Morgan (J.P.) & Co.                        3,300            464
Fleet Financial Group, Inc.               10,432            463
Monsanto Company                          11,600            457
MBNA Corp.                                14,868            455
Safeway, Inc.*                             9,100            450
Raytheon Co., Class B                      6,300            443
Alcoa, Inc.                                7,000            433
Household International, Inc.              9,046            429
Kroger Co.*                               15,000            419
SunTrust Banks, Inc.                       6,000            417
Clear Channel Communications, Inc.*        6,000            414
Caterpillar, Inc.                          6,800            408
First Data Corp.                           8,300            406
Eastman Kodak Co.                          6,000            406
Seagram Company Ltd.                       7,900            398
Albertson's, Inc.                          7,713            398
Lowes Companies, Inc.                      6,900            391



                                                         MARKET
                                        NUMBER OF         VALUE
                                           SHARES         (000)
----------------------------------------------------------------
Sara Lee Corp.                            17,200         $  390
Campbell Soup Company                      8,400            390
Washington Mutual, Inc.                   11,005            389
International Paper Co.                    7,637            386
National City Corp.                        5,800            380
Gannett Co., Inc.                          5,300            378
Illinois Tool Works, Inc.                  4,600            377
Halliburton Co.                            8,100            367
ALLTEL Corp.                               5,100            365
Duke Energy Co.                            6,662            362
CVS Corp.                                  7,100            360
CIGNA Corp.                                4,000            356
Marsh & McLennan Companies, Inc.           4,700            355
American General Corp.                     4,698            354
Mellon Bank Corp.                          9,600            349
Firstar Corp.                             12,300            344
Southern Company                          12,900            342
Heinz (H.J.) Co.                           6,800            341
NIKE, Inc., Class B                        5,300            336
Williams Companies, Inc.                   7,800            332
Pitney-Bowes, Inc.                         5,100            328
Wachovia Corp.                             3,800            325
Cardinal Health, Inc.                      5,050            324
PNC Bank Corp.                             5,600            323
Sears, Roebuck & Company                   7,200            321
Fifth Third Bancorp                        4,825            321
Costco Companies, Inc.*                    4,000            320
Boston Scientific Corp.*                   7,200            316
Baxter International, Inc.                 5,200            315
Solectron Corp.*                           4,700            313
Corning, Inc.                              4,300            302
FDX Corp.*                                 5,400            293
Cendant Corp.*                            14,304            293
Guidant Corp.                              5,600            288
NEXTEL Communications, Inc.,
  Class A*                                 5,500            276
BankBoston Corp.                           5,400            276
Burlington Northern Santa Fe Corp.         8,767            272
Lockheed Martin Corp.                      7,260            270
KeyCorp                                    8,416            270
Union Pacific Corp.                        4,600            268


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           4
June 30, 1999 (Unaudited) (Continued)

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Honeywell, Inc.                            2,300        $   267
Avon Products, Inc.                        4,800            266
Staples, Inc.*                             8,550            265
Omnicom Group                              3,300            264
May Department Stores Co.                  6,450            264
Bestfoods                                  5,300            262
Hartford Financial Services Group,
  Inc.                                     4,400            257
State Street Corp.                         3,000            256
Best Buy Co., Inc.*                        3,800            256
Weyerhaeuser Co.                           3,700            254
Providian Financial Corp.                  2,700            252
Kellogg Co.                                7,600            251
Aetna, Inc.                                2,726            244
Phillips Petroleum Co.                     4,800            242
Columbia/HCA Healthcare Corp.             10,500            240
Penney (J.C.) Co., Inc.                    4,900            238
Newell Rubbermaid, Inc.                    5,107            238
BMC Software, Inc.*                        4,400            238
ConAgra, Inc.                              8,900            237
Coca-Cola Enterprises, Inc.                7,900            235
Clorox Co.                                 2,200            235
General Mills, Inc.                        2,900            233
PG & E Corp.                               7,100            231
Textron, Inc.                              2,800            230
AFLAC, Inc.                                4,800            230
Kohl's Corp.*                              2,900            224
Rockwell International Corp.               3,600            219
Interpublic Group of Companies, Inc.       2,500            217
Texas Utilities Co.                        5,200            215
Chubb Corp.                                3,100            215
BB & T Corp.                               5,800            213
Norfolk Southern Corp.                     7,000            211
Federated Department Stores, Inc.*         3,900            206
Northern Trust Corp.                       2,100            204
Compuware Corp.*                           6,400            204
Computer Sciences Corp.*                   2,900            201
United Healthcare Corp.                    3,200            200
Tribune Co.                                2,300            200
Ingersol-Rand Co.                          3,100            200
Capital One Financial Corp.                3,600            200


                                                        MARKET
                                       NUMBER OF         VALUE
                                          SHARES         (000)
---------------------------------------------------------------
Lincoln National Corp.                     3,800        $   199
Consolidated Edison Co. of N.Y., Inc.      4,400            199
AMR Corp.*                                 2,900            198
TJX Companies, Inc.                        5,900            197
Baker Hughes, Inc.                         5,890            197
Unisys Corp.*                              5,000            195
PPG Industries, Inc.                       3,300            195
Aon Corp.                                  4,725            195
McGraw-Hill Cos., Inc.                     3,600            194
Mattel, Inc.                               7,345            194
Delphi Automotive System Corp.*           10,326            192
AES Corp.*                                 3,300            192
Southwest Airlines Co.                     6,150            191
Limited, Inc.                              4,200            191
Franklin Resources, Inc.                   4,700            191
Wrigley (Wm.) Jr. Company                  2,100            189
Progressive Corp, Ohio                     1,300            189
Frontier Corp.                             3,200            189
IMS Health, Inc.                           6,000            188
USX-Marathon Group                         5,700            186
FPL Group, Inc.                            3,400            186
Sysco Corp.                                6,200            185
Rohm & Haas Co.                            4,285            184
Masco Corp.                                6,300            182
Deere & Co.                                4,600            182
Micron Technology, Inc.                    4,500            181
CSX Corp.                                  4,000            181
Transamerica Corp.                         2,400            180
Ralston Purina Co.                         5,900            180
Edison International                       6,700            179
Unocal Corp.                               4,500            178
Tandy Corp.                                3,600            176
Public Service Enterprises Group, Inc.     4,300            176
Marriott International, Inc.               4,700            176
3Com Corp.*                                6,600            176
Pioneer Hi-Bred International, Inc.        4,500            175
Conseco, Inc.                              5,758            175
Quaker Oats Co.                            2,600            173
Air Products & Chemicals, Inc.             4,300            173
Novell, Inc.*                              6,500            172


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           5
June 30, 1999 (Unaudited) (Continued)

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Goodyear Tire and Rubber Co.               2,900        $   171
Gateway 2000, Inc.*                        2,900            171
Archer-Daniels-Midland Co.                11,080            171
Comerica, Inc.                             2,850            169
Circuit City Stores, Inc.                  1,800            167
Loews Corp.                                2,100            166
McKesson HBOC, Inc.                        5,123            165
Georgia-Pacific Corp.                      3,400            161
Mercantile Bancorporation, Inc.            2,800            160
General Dynamics Corp.                     2,300            158
Dominion Resources, Inc.                   3,600            156
Coastal Corp.                              3,900            156
Fort James Corp.                           4,100            155
Unicom Corp.                               4,000            154
Tricon Global Restaurants, Inc.*           2,840            154
Regions Financial Corp.                    4,000            154
Office Depot, Inc.*                        7,000            154
Hershey Foods Corp.                        2,600            154
Reliant Energy, Inc.                       5,507            152
PECO Energy Co.                            3,600            151
Delta Air Lines, Inc.                      2,600            150
Kmart Corp.*                               9,000            148
Danaher Corp.                              2,500            145
Occidental Petroleum Corp.                 6,800            144
Entergy Corp.                              4,600            144
Paychex, Inc.                              4,500            143
Dover Corp.                                4,100            143
Burlington Resources, Inc.                 3,310            143
UNUM Corp.                                 2,600            142
SLM Holding Corp.                          3,100            142
Praxair, Inc.                              2,900            142
Dana Corp.                                 3,043            140
Apple Computer, Inc.                       3,000            139
Summit Bancorp                             3,300            138
St. Paul Companies, Inc.                   4,332            138
Becton, Dickinson and Co.                  4,600            138
Republic New York Corp.                    2,000            136
Huntington Bancshares, Inc.                3,890            136
Barrick Gold Corp.                         6,900            134
Alcan Aluminum Ltd.                        4,200            134


                                                         MARKET
                                        NUMBER OF         VALUE
                                           SHARES         (000)
----------------------------------------------------------------
Lehman Brothers Holdings, Inc.             2,140        $   133
FirstEnergy Corp.                          4,300            133
Avery Dennison Corp.                       2,200            133
Allergan, Inc.                             1,200            133
General Instrument Corp.*                  3,100            132
Fortune Brands, Inc.                       3,200            132
Jefferson-Pilot Corp.                      1,975            131
American Electric Power Co., Inc.          3,500            131
New York Times Co., Class A                3,500            129
Kansas City Southern Inds., Inc.           2,000            128
TRW, Inc.                                  2,300            126
Browning-Ferris Industries, Inc.           2,900            125
Union Carbide Corp.                        2,500            122
Paine Webber Group, Inc.                   2,600            122
Dollar General Corp.                       4,218            122
LSI Logic Corp.*                           2,600            120
Eaton Corp.                                1,300            120
Carolina Power & Light Co.                 2,800            120
SouthTrust Corp.                           3,100            119
Rite Aid Corp.                             4,800            118
Maytag Corp.                               1,700            118
Nabisco Group Holding Corp.*               6,000            117
MBIA, Inc.                                 1,800            117
HealthSouth Corp.*                         7,800            117
Genuine Parts Co.                          3,350            117
Cincinnati Financial Corp.                 3,100            116
Seagate Technology, Inc.*                  4,500            115
SAFECO Corp.                               2,600            115
Black & Decker Corp.                       1,800            114
Dun & Bradstreet Corp.                     3,200            113
Johnson Controls, Inc.                     1,600            111
Wellpoint Health Networks                  1,300            110
Consolidated Natural Gas Co.               1,800            109
Golden West Financial Corp.                1,100            108
DTE Energy Co.                             2,700            108
Union Planters Corp.                       2,400            107
Tenet Healthcare Corp.*                    5,700            106
Ecolab, Inc.                               2,400            105
Whirlpool Corp.                            1,400            104
KLA-Tencor Corp.*                          1,600            104


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           6
June 30, 1999 (Unaudited) (Continued)
                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
PE Corp. (Biosystems Group)                  900        $   103
Hasbro, Inc.                               3,675            103
Bear Stearns Companies, Inc.               2,205            103
MGIC Investment Corp.                      2,100            102
Sempra Energy                              4,454            101
PacifiCorp                                 5,500            101
GPU, Inc.                                  2,400            101
Century Tele. Enterprises, Inc.            2,550            101
Amerada Hess Corp.                         1,700            101
Winn-Dixie Stores, Inc.                    2,700            100
Sealed Air Corp.*                          1,536            100
Provident Companies, Inc.                  2,500            100
UST, Inc.                                  3,400             99
Cooper Industries, Inc.                    1,900             99
Adobe Systems, Inc.                        1,200             99
Willamette Industries, Inc.                2,100             97
Toys 'R' Us, Inc.*                         4,700             97
Grainger (W.W.), Inc.                      1,800             97
Synovus Financial Corp.                    4,850             96
Equifax, Inc.                              2,700             96
Ameren Corp.                               2,500             96
PP & L Resources, Inc.                     3,100             95
Owens-Illinois,  Inc.*                     2,900             95
Block (H & R), Inc.                        1,900             95
VF Corp.                                   2,200             94
Nordstrom, Inc.                            2,800             94
Columbia Energy Group                      1,500             94
Parker-Hannifin Corp.                      2,025             93
Donnelley (R.R.) & Sons Co.                2,500             93
Cinergy Corp.                              2,920             93
Central & Southwest Corp.                  3,900             91
Service Corporation International          4,700             90
Dow Jones & Co., Inc.                      1,700             90
Cox Communications, Inc., Class A*         2,458             90
Torchmark Corp.                            2,600             89
Sherwin-Williams Co.                       3,200             89
International Flavors & Fragrances, Inc.   2,000             89
Northrop Grumman Corp.                     1,300             86
Countrywide Credit Industries, Inc.        2,000             86
Champion International Corp.               1,800             86


                                                        MARKET
                                       NUMBER OF         VALUE
                                          SHARES         (000)
---------------------------------------------------------------
Ceridian Corp.*                            2,600        $    85
Brown-Forman Corporation, Class B          1,300             85
AutoZone, Inc.*                            2,800             84
Biomet, Inc.                               2,100             83
New Century Energies, Inc.                 2,100             82
Knight-Ridder, Inc.                        1,500             82
Kerr-McGee Corp.                           1,638             82
Allegheny Teledyne, Inc.                   3,640             82
Anadarko Petroleum Corp.                   2,200             81
ALZA Corp.*                                1,600             81
Constellation Energy Group                 2,700             80
CMS Energy Corp.                           1,900             80
Mead Corp.                                 1,900             79
Eastman Chemical Co.                       1,500             78
Times Mirror Co., Class A                  1,300             77
Reynolds Metals Co.                        1,300             77
PACCAR, Inc.                               1,450             77
Bausch & Lomb, Inc.                        1,000             77
AmSouth Bancorp                            3,300             77
Aegon NV ARS                               1,042             77
Union Pacific Resources Group, Inc.        4,649             76
Nucor Corp.                                1,600             76
National Semiconductor Corp.*              3,000             76
Tenneco, Inc.                              3,100             74
PeopleSoft, Inc.*                          4,300             74
Florida Progress Corp.                     1,800             74
Network Appliance, Inc.*                   1,300             73
Placer Dome, Inc.                          6,000             71
Hercules, Inc.                             1,800             71
U.S. Airways Group, Inc.*                  1,600             70
Dillard's, Inc., Class A                   2,000             70
Apache Corp.                               1,800             70
Parametric Technology Corp.*               5,000             69
Wendy's International, Inc.                2,400             68
Temple-Inland, Inc.                        1,000             68
Phelps Dodge Corp.                         1,100             68
Northern States Power Co.                  2,800             68
Harcourt General, Inc.                     1,300             67
Case Corp.                                 1,400             67
Sonat, Inc.                                2,000             66


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           7
June 30, 1999 (Unaudited) (Continued)

                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Crown Cork & Seal Co., Inc.                2,300        $    66
Sigma-Aldrich Corp.                        1,900             65
Navistar International Corp., Inc.*        1,300             65
Hilton Hotels Corp.                        4,600             65
Watson Pharmaceuticals Inc.                1,800             63
Nalco Chemical Co.                         1,200             62
ITT Industries, Inc.                       1,600             61
Fluor Corp.                                1,500             61
Engelhard Corp.                            2,650             60
Harris Corp.                               1,500             59
Freeport McMoRan Copper & Gold, Inc.,
    Class B                                3,300             59
Darden Restaurants, Inc.                   2,700             59
Thermo Electron Corp.*                     2,900             58
Deluxe Corp.                               1,500             58
SuperValu, Inc.                            2,200             57
Silicon Graphics, Inc.*                    3,500             57
Newmont Mining Corp.                       2,863             57
Raychem Corp.                              1,500             56
Niagara Mohawk Power Co.                   3,500             56
Inco Ltd.                                  3,100             56
Ashland, Inc.                              1,400             56
St. Jude Medical, Inc.*                    1,550             55
Mirage Resorts, Inc.*                      3,300             55
Goodrich, (B.F.) Co.                       1,300             55
Westvaco Corp.                             1,850             54
Scientific-Atlanta, Inc.                   1,500             54
Consolidated Stores Corp.*                 2,000             54
Comcast Corp., Class A                     1,500             54
Stanley Works                              1,600             52
Sunoco, Inc.                               1,700             51
Pall Corp.                                 2,300             51
Mallinckrodt Group, Inc.                   1,400             51
HCR Manor Care, Inc.*                      2,100             51
Great Lakes Chemical Corp.                 1,100             51
Brunswick Corp.                            1,800             50
King World Productions, Inc.*              1,400             49
Bard (C. R.), Inc.                         1,000             48
Thomas & Betts Corp.                       1,000             47
Louisiana-Pacific Corp.                    2,000             47


                                                         MARKET
                                        NUMBER OF         VALUE
                                           SHARES         (000)
----------------------------------------------------------------
Advanced Micro Devices, Inc.*              2,600        $    47
Laidlaw, Inc., Class B, (non-voting)       6,100             45
Liz Claiborne, Inc.                        1,200             44
USX-U.S. Steel Group                       1,600             43
Boise Cascade Corp.                        1,000             43
Harrah's Entertainment, Inc.*              1,850             41
FMC Corp.*                                   600             41
Centex Corp.                               1,100             41
Humana, Inc.*                              3,100             40
Cummins Engine Co., Inc.                     700             40
Bemis Company, Inc.                        1,000             40
Armstrong World Industries., Inc.            700             40
American Greetings Corp., Class A          1,300             39
Snap-On, Inc.                              1,050             38
Ikon Office Solutions, Inc.                2,500             38
Crane Co.                                  1,200             38
Cabletron Systems, Inc.*                   2,900             38
Ryder System, Inc.                         1,400             36
Meredith Corp.                             1,000             35
Coors (Adolph) Co., Class B                  700             35
Cooper Tire & Rubber Co.                   1,500             35
Owens-Corning Fiberglas Corp.              1,000             34
NICOR, Inc.                                  900             34
Shared Medical Systems Corp.                 500             33
Millipore Corp.                              800             32
Homestake Mining Co.                       3,900             32
Tupperware Corp.                           1,200             31
McDermott International, Inc.              1,100             31
Worthington Industries, Inc.               1,800             30
Andrew Corp.*                              1,593             30
Rowan Companies, Inc.*                     1,600             29
National Service Industries, Inc.            800             29
Briggs & Stratton Corp.                      500             29
Alberto-Culver Co., Class B                1,100             29
EG & G, Inc.                                 800             28
Tektronix, Inc.                              900             27
Payless ShoeSource, Inc.*                    496             27
Autodesk, Inc.                               900             27
Pep Boys-Manny, Moe & Jack                 1,200             26
Peoples Energy Corp.                         700             26

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND INVESTMENTS IN SECURITIES           8
June 30, 1999 (Unaudited) (Continued)
                                                         MARKET
                                          NUMBER OF       VALUE
                                          SHARES          (000)
----------------------------------------------------------------
Grace (W.R.) & Co.                         1,400        $    26
Cyprus Amax Minerals Co.                   1,700             26
Ball Corp.                                   600             25
Longs Drug Stores Corp.                      700             24
Great Atlantic & Pacific Tea Co.,
   Inc.                                      700             24
Pulte Corp.                                1,000             23
Potlatch  Corp.                              500             22
Polaroid Corp.                               800             22
Timken Co.                                 1,100             21
Helmerich & Payne, Inc.                      900             21
Nielson Media Research, Inc.                 700             20
Reebok International Ltd.                  1,000             19
ONEOK, Inc.                                  600             19
Fleetwood Enterprises, Inc.                  700             18
Bethlehem Steel Corp.*                     2,400             18
Autoliv, Inc.                                579             18
Waddell & Reed Financial, Inc.,
  Class B                                    636             17
Springs Industries, Inc., Class A            400             17
Kaufman & Broad Home Corp.                   700             17
Covance, Inc.*                               725             17
Eastern Enterprises                          400             16
NACCO Industries, Inc., Class A              200             15
Jostens, Inc.                                700             15
CommScope, Inc.*                             500             15
Ryerson Tull, Inc.                           600             14
Russell Corp.                                700             14
El Paso Natural Gas Co.                      408             14
Newport News Shipbuilding & Dry Dock
   Co.                                       440             13
Milacron, Inc.                               700             13
Fruit of The Loom, Inc., Class A*          1,300             13
Earthgrains Co.                              512             13
Data General Corp.*                          900             13
Corn Products International, Inc.            425             13
Asarco, Inc.                                 700             13
ChoicePoint, Inc.*                           180             12
Foster Wheeler Corp.                         800             11
Safety-Kleen Corp.*                          560             10
Quest Diagnostics, Inc.*                     362             10
Battle Mountain Gold Co.                   4,200             10



                                                         MARKET
                                       PRINCIPAL          VALUE
                                         (000)            (000)
----------------------------------------------------------------
Harland (J.H.) Co.                           400        $     8
Donnelley (R.H.) Corp.*                      420              8
PE Corp. (Celera Genomics Group)*            450              7
Strattec Security Corp.*                     180              6
Roadway Express, Inc.                        300              6
Aviall, Inc.                                 300              6
U.S. Industries, Inc.                        320              5
Bassett Furniture Industries, Inc.           200              5
Bally Total Fitness Holding Co.*             175              5
Agribrands International, Inc.*              130              5
Waddell & Reed Financial, Inc., Class A      147              4
GC Companies, Inc.*                          120              4
Abercrombie and Fitch Co., Class A*           92              4
Schweitzer-Mauduit International, Inc.       230              3
Octel Corp.*                                 200              3
General Semiconductor, Inc.*                 375              3
Highlands Insurance Group, Inc.*             160              2
Momentum Business Application, Class A*       86              1
Crown Vantage, Inc.*                         120              1
Crescendo Pharmaceuticals, Class A*           50              1
Brunos, Inc.*                                 31              1
Allergan Specialty Ther., Inc., Class A*      40              1

TOTAL COMMON STOCKS - 84.9%
    (Cost - $108,772,383)                               208,969
                                                    ------------
PREFERRED STOCK - 0 .0%
    (Cost - $28,291)

Aetna, Inc., Class C*                        142             11
Sealed Air Corp., Class A                    475             30
                                                    ------------
                                                             41
                                                    ------------

WARRANTS -0 .0%
    (Cost - $162)
Morrison Knudsen Corp., Expire 2003*          46              1
                                                    ------------

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND (Unaudited) (Continued)             9



                                                         MARKET
                                       PRINCIPAL          VALUE
                                         (000)            (000)
----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 14.4%
COMMERCIAL PAPER - 13.5%
American Express Co.,
    5.11%, 7/12/99                          $  3,444      $  3,444
    5.0%, 7/2/99                               1,311         1,311
Chevron USA, Inc., 5.11%, 7/7/99               6,163         6,163
Exxon Asset Mgmt. Co., 5.66%, 7/1/99           2,012         2,012
Ford Motor Credit Co., 5.06%, 7/9/99           6,508         6,508
General Electric Capital Corp.,
    4.99%, 7/6/99                              4,786         4,786
    5.16%, 7/8/99                              5,555         5,555
General Motors Acceptance Corp.,
     5.03%, 7/7/99                             3,354         3,354
                                                       ------------
                                                            33,133
                                                       ------------
U.S. GOVERNMENT - .9%
U. S. Treasury Bills,
    4.23%, 7/22/99**                             422           422
    4.515%, 8/26/99**                            621           621
    4.53%, 9/2/99 **                             225           225
    4.52%, 9/16/99**                             152           152
    4.58%, 9/23/99**                             809           809
                                                       ------------
                                                             2,229
                                                       ------------
TOTAL SHORT-TERM OBLIGATIONS
    (Cost - $35,361,546)                                    35,362
                                                       ------------

TOTAL INVESTMENTS IN SECURITIES - 99.3%
    (Total Cost - $144,162,382)                            244,373

Cash and Other Assets, Less Liabilities  - 0.7%              1,650
                                                       ------------

NET ASSETS - 100.0%                                      $ 246,023
                                                       ============



*    Non-income producing securities.
** Pledged as collateral for Stock Index Futures Contracts. At June 30, 1999, the Fund was long 109 S&P 500 Futures Contracts expiring in September 1999. Unrealized gains amounted to $1,626,825. Underlying face value was $35,779,523 and underlying market value was $37,406,348.



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (Unaudited)


                                          (IN THOUSANDS)

ASSETS:
Investments at market value
   (Cost - $144,162,382)                       $ 244,373
Cash                                                   1
Receivable for investments sold                    1,137
Dividend receivable                                  182
Interest receivable                                   25
Variation margin receivables                         681
Investment for trustees' deferred
   compensation plan                                 151
Other                                                 20
                                        -----------------

     TOTAL ASSETS                                246,570
                                        -----------------

LIABILITIES:
Payable for investments purchased                    250
Deferred trustees' fees payable                      151
Accrued advisory fees payable                         48
Other accrued expenses (including $27,407
   due to affiliate)                                  98
                                        -----------------

     TOTAL LIABILITIES                               547
                                        -----------------

NET ASSETS (Equivalent to $22.15 per share
   based on 11,107,871 shares
   outstanding)                                $ 246,023
                                        =================

COMPONENTS OF NET ASSETS:
Paid in capital                                $ 136,003
Undistributed net investment income                1,723
Unrealized appreciation of investments
  and futures                                    101,837
Accumulated net realized gain                      6,460
                                        -----------------
NET ASSETS                                     $ 246,023
                                        =================


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    10




STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

                                                      (IN THOUSANDS)
INVESTMENT INCOME
Income:
   Dividends                                              $ 1,308
   Interest                                                   714
                                                      ------------
                                                            2,022
Expenses:
   Investment advisory fees                                   281
   Custodian fees                                              99
   Administrative services                                     40
   Auditing and legal fees                                     13
   Other                                                       10
   Trustees' fees                                               8
                                                      ------------
   Total expenses                                             451
   Less expenses waived by adviser                           (170)
                                                      ------------

   Net Expenses                                               281

NET INVESTMENT INCOME                                       1,741
                                                      ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments                       2,516
   Net realized gain from futures contracts                 2,474
   Unrealized appreciation of investments                  18,362
   Net unrealized gain from futures contracts               1,627
                                                      ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            24,979
                                                      ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 26,720
                                                      ============




STATEMENT OF CHANGES IN NET ASSETS

                                          (UNAUDITED)
                                          SIX MONTHS            YEAR
                                              ENDED            ENDED
                                             JUNE 30,         DECEMBER
                                              1999            31, 1998
                                         ---------------   ----------------
                                                   (IN THOUSANDS)
                                         ----------------------------------
OPERATIONS:
Net investment income                         $   1,741          $   3,387
Net realized gain from investments                2,516                737
Net realized gain from futures contracts          2,474              2,706
Unrealized appreciation of investments           18,362             34,804
Unrealized appreciation on
    futures contracts                             1,627              1,132
                                         ---------------   ----------------
Net increase in net assets
    from operations                              26,720             42,766
                                         ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
    ($.0 and $.40 per share)                          -             (4,108)
From net realized gain
    ($.0 and $.18 per share)                          -             (1,817)
                                         ---------------   ----------------

Total distributions to shareholders                   -             (5,925)
                                         ---------------   ----------------

CAPITAL SHARE TRANSACTIONS:
    Net increase from capital share
    transactions                                 12,828             53,326
                                         ---------------   ----------------

NET INCREASE IN NET ASSETS                       39,548             90,167

NET ASSETS:
Beginning of period                             206,475            116,308
                                         ---------------   ----------------
End of period (Including undistributed
    net investment income of $1,722,923
    and overdistributed net investment
    of $18,123)                               $ 246,023         $  206,475
                                         ===============   ================


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      11
(Unaudited)




1. UTILIZATION OF INDEXATION APPROACH. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income or excise taxes on realized income have been accrued.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of financial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be permanent.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      12
(Unaudited) (Continued)



3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. CII has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% of average daily net assets until May 1, 2000, and afterwards to the extent described in the Fund's prospectus.

The Fund reimburses CII for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1999, the Fund paid or accrued $39,831.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, aggregated $5,333,321 and $4,649,480, respectively, for the six months ended June 30, 1999. As of June 30, 1999, the cost of securities, excluding short term obligations, held for Federal income tax purposes was $108,800,836. At June 30, 1999, unrealized appreciation for Federal income tax purposes aggregated $99,782,926, of which $101,391,374 related to appreciated securities and $1,608,448 related to depreciated securities.

6. CAPITAL STOCK. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 11,107,871 shares outstanding at June 30, 1999, 10,959,360, shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by that company. The remainder, representing 1.3% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.


----------------------------------------------------------------------------------------
Transactions in capital stock were as follows:

                                        SIX MONTHS ENDED               YEAR ENDED
                                         JUNE 30, 1999              DECEMBER 31, 1998
                                       SHARES     AMOUNT          SHARES       AMOUNT
                                       (000)      (000)            (000)       (000)
----------------------------------------------------------------------------------------
Amount sold                              1,182    $ 24,041          3,608      $ 61,841
Amount issued to shareholders
  in reinvestment of dividends
  and distributions                          -           -            320         5,925
                                      --------- -----------       --------   -----------
                                         1,182      24,041          3,928        67,766
Amount redeemed                           (541)    (11,213)          (811)      (14,440)
                                      --------- -----------       --------   -----------
Net increase                               641    $ 12,828          3,117      $ 53,326
                                      ========= ===========       ========   ===========


--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND NOTES TO FINANCIAL STATEMENTS      13
(Unaudited) (Continued)



7. FINANCIAL HIGHLIGHTS. The following selected per share data, ratios and supplemental data is computed on the basis of a share outstanding throughout the period:


-----------------------------------------------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                               ENDED
                                                JUNE 30,                        YEAR ENDED DECEMBER 31,
                                                1999          1998         1997         1996        1995       1994
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD           $ 19.73       $ 15.83      $ 12.40     $ 10.75      $ 8.19      $ 9.20
                                            -----------    ----------   ----------   ---------   ---------  ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income*                            0.16          0.34         0.25        0.22        0.21        0.19
Net realized and unrealized gain (loss)           2.26          4.14         3.86        2.17        2.80       (0.13)
                                            -----------    ----------   ----------  ----------   ---------  ----------

TOTAL FROM INVESTMENT OPERATIONS                  2.42          4.48         4.11        2.39        3.01        0.06
                                            -----------    ----------   ----------  ----------   ---------  ----------
LESS DISTRIBUTIONS:
From net investment income                           -         (0.40)       (0.32)      (0.29)      (0.27)      (0.14)
From capital gains                                   -         (0.18)       (0.36)      (0.45)      (0.18)      (0.85)
In excess of net capital gains                       -            -            -           -           -        (0.08)
                                            -----------    ----------   ----------  ----------   ---------  ----------
TOTAL DISTRIBUTIONS                                  -         (0.58)       (0.68)      (0.74)      (0.45)      (1.07)
                                            -----------    ----------   ----------  ----------   ---------  ----------
NET ASSET VALUE, END OF PERIOD                 $ 22.15       $ 19.73      $ 15.83      $12.40      $10.75      $ 8.19
                                            ===========    ==========   ==========  ==========   =========  ==========

TOTAL INVESTMENT RETURN                          12.27%  **    28.60% **    33.35% **   22.48% **   36.82%       0.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)       $246,023     $ 206,475     $116,308     $71,513     $66,283    $ 54,728
Ratio of operating expenses to average net
  assets                                          0.25%  a+     0.25% a      0.25% a     0.60% a     0.73%       0.78%
Ratio of net investment income to average
  net assets                                      1.55%  b+     2.14% b      1.93% b     1.78% b     2.05%       2.23%
Portfolio turnover                                   2%            2%           4%          4%          4%          4%


a. Ratios of expenses to average net assets prior to expense reimbursements were 0.40% (annualized), 0.44%, and 0.55% for the 1999, 1998 and 1997 periods, respectively.
b. Ratios of net investment income to average net assets prior to expense reimbursements were 1.40% (annualized), 1.95%, and 1.63%, for the 1999, 1998 and 1997 periods, respectively.
* Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent difference between financial and tax accounting.
** Total return would have been lower if certain expenses had not been reimbursed by the Adviser. Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes distributions were reinvested at net asset value.
+  Annualized.

--------------------------------------------------------------------------------
CIGNA VARIABLE PRODUCTS S&P 500 INDEX FUND                                    14


TRUSTEES                                     OFFICERS:

Hugh R. Beath                                Richard H. Forde
ADVISORY DIRECTOR,                           PRESIDENT
ADMEDIA CORPORATE ADVISORS, INC.

                                             Alfred A. Bingham III
Thomas C. Jones                              VICE PRESIDENT AND TREASURER
PRESIDENT, CIGNA INVESTMENT
MANAGEMENT AND CIGNA
INVESTMENTS, INC.                            Jeffrey S. Winer
                                             VICE PRESIDENT AND SECRETARY

Russell H. Jones
VICE PRESIDENT AND TREASURER,
KAMAN CORPORATION


Paul J. McDonald
SENIOR EXECUTIVE VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
FRIENDLY ICE CREAM CORPORATION


--------------------------------------------------------------------------------
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poors 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. CIGNA Variable Products S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.